Trade and other receivables - Summary of Ageing of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at end of period
Gross	$ 610	$ 532
Credit loss allowance	(117)	(133)	$ (78)
Net	493	399
Not past due [member]
Financial assets at end of period
Gross	307	249
Credit loss allowance	(1)	(2)
Net	306	247
Past due 1 to 30 days [member]
Financial assets at end of period
Gross	76	66
Credit loss allowance	(7)	(5)
Net	69	61
Past due 31 to 90 days [member]
Financial assets at end of period
Gross	57	52
Credit loss allowance	(6)	(7)
Net	51	45
Past due 91 to 180 days [member]
Financial assets at end of period
Gross	46	36
Credit loss allowance	(9)	(9)
Net	37	27
Past due 181 to 360 days [member]
Financial assets at end of period
Gross	34	38
Credit loss allowance	(11)	(21)
Net	23	17
Past due more than 361 days
Financial assets at end of period
Gross	90	91
Credit loss allowance	(83)	(89)
Net	$ 7	$ 2